CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net earnings	$ 419.2	$ 427.6	$ 288.0
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	77.7	83.8	94.3
Deferred income taxes	91.2	54.0	17.0
Provision for doubtful accounts	16.3	18.9	24.1
Share-based compensation	31.1	40.6	31.5
Excess tax benefit on exercise of share-based awards	(7.4)	(4.5)	(7.3)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(369.8)	(270.5)	(82.6)
Other assets	(59.7)	(198.7)	(35.9)
Other liabilities	312.9	155.0	67.6
Cash provided by operating activities	511.5	306.2	396.7
Cash Flows from Investing Activities
Capital expenditures	(52.3)	(51.5)	(44.7)
Acquisitions of businesses, net of cash acquired	(260.5)	(32.0)	(46.3)
Proceeds from the sale of investments, property and equipment	14.7	2.1	3.4
Cash used in investing activities	(298.1)	(81.4)	(87.6)
Cash Flows from Financing Activities
Net change in short-term borrowings	4.1	16.0	(5.7)
Proceeds from long-term debt	454.0	0.0	3.9
Repayments of long-term debt	(2.0)	(2.6)	(269.5)
Payments for debt issuance costs	(2.5)	0.0	0.0
Proceeds from share-based awards and other equity transactions	104.1	25.5	101.0
Other share-based award transactions, net	(0.7)	(6.3)	16.1
Repurchases of common stock	(580.2)	(143.5)	0.0
Dividends paid	(121.0)	(77.3)	(72.0)
Cash used in financing activities	(144.2)	(188.2)	(226.2)
Effect of exchange rate changes on cash	(37.9)	(75.0)	6.6
Net increase (decrease) in cash and cash equivalents	31.3	(38.4)	89.5
Cash and cash equivalents, beginning of year	699.2	737.6	648.1
Cash and cash equivalents, end of year	730.5	699.2	737.6
Supplemental Cash Flow Information
Interest paid	32.2	36.6	43.5
Income taxes paid, net	$ 75.9	$ 105.8	$ 60.3